Group - Statement of Financial Position - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019
Non-current assets
Tangible assets	$ 2,658	$ 2,592	$ 3,374
Right of use assets	147	158	179
Intangible assets	120	123	121
Investments in associates and joint ventures	1,644	1,581	1,573
Other investments	137	76	136
Inventories	80	93	126
Trade, other receivables and other assets	147	122	119
Deferred taxation	83	105	0
Cash restricted for use	31	31	36
Total Non-current assets	5,047	4,881	5,664
Current assets
Other investments	0	10	7
Inventories	707	632	649
Trade, other receivables and other assets	248	250	228
Cash restricted for use	34	33	17
Cash and cash equivalents	1,292	456	342
Current assets other than non-current assets or disposal groups classified as held for sale	2,281	1,381	1,243
Assets held for sale	546	601	0
Total Current assets	2,827	1,982	1,243
Total assets	7,874	6,863	6,907
EQUITY AND LIABILITIES
Share capital and premium	7,211	7,199	7,192
Accumulated losses and other reserves	(4,199)	(4,559)	(4,444)
Shareholders' equity	3,012	2,640	2,748
Non-controlling interests	36	36	32
Total equity	3,048	2,676	2,780
Non-current liabilities
Borrowings	2,592	1,299	1,324
Lease liabilities	119	126	145
Environmental rehabilitation and other provisions	721	697	872
Provision for pension and post-retirement benefits	79	100	102
Trade, other payables and provisions	6	15	4
Deferred taxation	241	241	293
Total Non-current liabilities	3,758	2,478	2,740
Current liabilities
Borrowings	136	734	731
Lease liabilities	38	45	49
Trade, other payables and provisions	526	586	564
Taxation	105	72	43
Total current liabilities other than liabilities included in disposal groups classified as held for sale	805	1,437	1,387
Liabilities held for sale	263	272
Total Current liabilities	1,068	1,709	1,387
Total liabilities	4,826	4,187	4,127
Total equity and liabilities	$ 7,874	$ 6,863	$ 6,907